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  (Do not use this space)                                  UNITED STATES
----------------------------                     SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549


                                                            FORM N-23C-1


----------------------------
                                                  STATEMENT BY REGISTERED CLOSED-END
                                        INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
                                   SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

                               REPORT FOR CALENDAR MONTH ENDING            October 31, 2002
                                                                  ---------------------------------


           -------------------------------------------------------------------------------------------------------------
                                        (Name of registered closed-end investment company)

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                                                                                          APPROXIMATE ASSET
    DATE OF                                                  NUMBER OF      PRICE        VALUE OR APPROXIMATE      NAME OF SELLER
     EACH                       IDENTIFICATION                SHARES         PER       ASSET COVERAGE PER SHARE         OR OF
  TRANSACTION                    OF SECURITY                 PURCHASED      SHARE        AT TIME OF PURCHASE      SELLER'S BROKER
-----------------------------------------------------------------------------------------------------------------------------------

October 8, 2002           The New America High Income           200        $25,000              $52,056            Merrill Lynch
                            Fund, Inc. Auction Term
                            Preferred Stock Series D

October 15, 2002          The New America High Income           200        $25,000              $52,385            Lehman Brothers
                            Fund, Inc. Auction Term
                            Preferred Stock Series B

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REMARKS:
                                                                                   The New America High Income Fund, Inc.
                                                                       ------------------------------------------------------------
                                                                                             Name of Registrant


                                                                   By                          Ellen E. Terry
                                                                       ------------------------------------------------------------
                                                                                                   (Name)


Date of Statement:             November 5, 2002                                                Vice President
                  ------------------------------------------           ------------------------------------------------------------
                                                                                                   (Title)

           POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED
                           TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
                                                                                                                    SEC 1580 (5-97)
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